Revenue - Schedule of Disaggregation of Revenue (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disaggregation of Revenue [Line Items]
Revenue	$ 2,986.4	$ 3,083.8	$ 2,716.3
Television Production
Disaggregation of Revenue [Line Items]
Revenue	1,330.1	1,760.1	1,531.0
Operating segments
Disaggregation of Revenue [Line Items]
Revenue	2,986.4	3,083.8	2,716.3
Operating segments | Motion Picture Segment
Disaggregation of Revenue [Line Items]
Revenue	1,656.3	1,323.7	1,185.3
Operating segments | Motion Picture Segment | Theatrical
Disaggregation of Revenue [Line Items]
Revenue	226.5	120.7	65.3
Operating segments | Motion Picture Segment | Total Home Entertainment
Disaggregation of Revenue [Line Items]
Revenue	736.3	598.0	612.1
Operating segments | Motion Picture Segment | Total Home Entertainment | Digital Media
Disaggregation of Revenue [Line Items]
Revenue	652.3	527.5	497.1
Operating segments | Motion Picture Segment | Total Home Entertainment | Packaged Media
Disaggregation of Revenue [Line Items]
Revenue	84.0	70.5	115.0
Operating segments | Motion Picture Segment | Televison
Disaggregation of Revenue [Line Items]
Revenue	274.4	217.8	257.9
Operating segments | Motion Picture Segment | International
Disaggregation of Revenue [Line Items]
Revenue	391.0	365.0	234.4
Operating segments | Motion Picture Segment | Other
Disaggregation of Revenue [Line Items]
Revenue	28.1	22.2	15.6
Operating segments | Television Production
Disaggregation of Revenue [Line Items]
Revenue	1,330.1	1,760.1	1,531.0
Operating segments | Television Production | Total Home Entertainment
Disaggregation of Revenue [Line Items]
Revenue	242.6	245.0	92.0
Operating segments | Television Production | Total Home Entertainment | Digital Media
Disaggregation of Revenue [Line Items]
Revenue	240.6	241.7	85.1
Operating segments | Television Production | Total Home Entertainment | Packaged Media
Disaggregation of Revenue [Line Items]
Revenue	2.0	3.3	6.9
Operating segments | Television Production | Televison
Disaggregation of Revenue [Line Items]
Revenue	788.5	1,144.3	1,094.5
Operating segments | Television Production | International
Disaggregation of Revenue [Line Items]
Revenue	228.8	277.7	256.5
Operating segments | Television Production | Other
Disaggregation of Revenue [Line Items]
Revenue	$ 70.2	$ 93.1	$ 88.0